CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Convertible Notes

	As of December 31,
Liability component:	2 0 2 1	2 0 2 0

Principal amount	200,000	200,000
Unamortized discount	(12,032)	(15,032)
Unamortized issuance costs	(4,931)	(6,160)
Net carrying amount	183,037	178,808

Equity component, net of issuance costs of $518 and deferred taxes of $1,878	13,770	13,770

Schedule of Interest Expense Related to Convertible Notes
	Year ended December 31,
	2 0 2 1	2 0 2 0

Amortization of debt discount	3,000	616
Amortization of debt issuance costs	1,229	252
Total financial expense recognized	4,229	868